UNITED STATES
		       SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C.  20549

				   FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  One Monarch Place, Suite 700
          Springfield, MA  01144

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael J. McGrath
Title:    Chief Compliance Officer
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ Michael J. McGrath, Springfield, MA, May 13, 2009

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 57
Form 13F Information Table Value Total: $331,098


List of Other Included Managers:

None



 								FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD                  COM              g1150g111    19763   718925 SH       SOLE                   702950             15975
AMB PROPERTY                   COM              00163T109      432    30000 SH       SOLE                    30000
AMER EXPRESS                   COM              025816109    10047   737100 SH       SOLE                   716200             20900
ANSYS INC                      COM              03662Q105     5745   228900 SH       SOLE                   228050               850
APOLLO GROUP                   COM              037604105     9854   125800 SH       SOLE                   121625              4175
ARENA RESOURCES                COM              040049108     1401    55000 SH       SOLE                    55000
AVALONBAY COMM                 COM              053484101      641    13617 SH       SOLE                    13617
BANK OF AMERICA                COM              060505104     1691   247906 SH       SOLE                   240779              7127
BERKSHIRE HATH B               COM              084670207    47861    16972 SH       SOLE                    16520               452
CATHAY GENERAL                 COM              149150104     1829   175375 SH       SOLE                   175375
CENTER FINL CORP               COM              15146E102      641   227240 SH       SOLE                   227240
CINTAS CORP                    COM              172908105     4079   165000 SH       SOLE                   165000
COCA COLA                      COM              191216100    21741   494675 SH       SOLE                   483650             11025
CONOCOPHILLIPS                 COM              20825c104    12725   324950 SH       SOLE                   317250              7700
CORINTHIAN COLL                COM              218868107     7849   403525 SH       SOLE                   392500             11025
DELL INC                       COM              24702R101     7794   822125 SH       SOLE                   797525             24600
DENTSPLY INTL                  COM              249030107     2225    82850 SH       SOLE                    82850
DREW INDUSTRIES                COM              26168L205     1059   122000 SH       SOLE                   122000
DUCKWALL-ALCO                  COM              264142100     1485   165000 SH       SOLE                   165000
EASTERN INSUR                  COM              276534104     1337   172100 SH       SOLE                   172100
EQUITY LIFESTYLE               COM              29472R108      812    21300 SH       SOLE                    21300
GARTNER INC                    COM              366651107    13750  1248850 SH       SOLE                  1209075             39775
GENERAL ELECTRIC               COM              369604103    12220  1208741 SH       SOLE                  1176541             32200
GUARANTY FINL                  COM              40108n106       77    73677 SH       SOLE                    73677
HAMPDEN BANCRP                 COM              40867E107     1192   125700 SH       SOLE                   125700
HELMERICH/PAYNE                COM              423452101     1480    65000 SH       SOLE                    65000
HOME DEPOT                     COM              437076102     1791    76000 SH       SOLE                    76000
ITT EDUCATNL SVC               COM              45068B109     3035    25000 SH       SOLE                    25000
JOHNSON & JOHNSN               COM              478160104    16929   321838 SH       SOLE                   312600              9238
KILROY REALTY                  COM              49427f108      516    30000 SH       SOLE                    30000
KRAFT FOODS                    COM              50075N104     9470   424875 SH       SOLE                   416975              7900
LOEWS CORP                     COM              540424108     1657    75000 SH       SOLE                    75000
LOWE'S COMPANIES               COM              548661107     1168    64000 SH       SOLE                    64000
MARINE PRODUCTS                COM              568427108     1665   392700 SH       SOLE                   392700
MERCURY GENL                   COM              589400100     8886   299185 SH       SOLE                   289910              9275
MICROSOFT                      COM              594918104     4275   232700 SH       SOLE                   232700
MORNINGSTAR                    COM              617700109     2561    75000 SH       SOLE                    75000
OMEGA FLEX                     COM              682095104    10023   622173 SH       SOLE                   597748             24425
PACCAR INC                     COM              693718108     3181   123500 SH       SOLE                   123500
PATTERSON COS                  COM              703395103     7884   418050 SH       SOLE                   404125             13925
PHH CORP                       COM              693320202     1130    80423 SH       SOLE                    78320              2103
POST PROPERTIES                COM              737464107      418    41200 SH       SOLE                    41200
PROCTER & GAMBLE               COM              742718109     9814   208400 SH       SOLE                   203700              4700
ROFIN-SINAR TECH               COM              775043102     2611   162000 SH       SOLE                   162000
RTI INTL METALS                COM              74973w107      433    37000 SH       SOLE                    37000
SIMON PROP GRP                 COM              828806109      624    18000 SH       SOLE                    18000
SIMPSON MANUF                  COM              829073105     1910   106000 SH       SOLE                   106000
SOWESTERN ENRGY                COM              845467109     9025   303975 SH       SOLE                   295825              8150
TECH DATA CORP                 COM              878237106     1089    50000 SH       SOLE                    50000
TERADATA CORP                  COM              88076w103     3487   215000 SH       SOLE                   215000
THOR INDUSTRIES                COM              885160101     1906   122000 SH       SOLE                   122000
ULTRA PETROLEUM                COM              903914109     1615    45000 SH       SOLE                    45000
UNITED FINL BANC               COM              91030T109     1636   125000 SH       SOLE                   125000
WASHINGTON POST                COM              939640108    10137    28387 SH       SOLE                    27494               893
WEIGHT WATCHERS                COM              948626106     7695   414800 SH       SOLE                   403575             11225
WELLS FARGO                    COM              949746101    12487   876930 SH       SOLE                   851477             25453
WYNDHAM WWIDE                  COM              98310w108     2310   550010 SH       SOLE                   537270             12740